TAXES PAYABLE (Tables)	12 Months Ended
Jun. 30, 2026
TAXES PAYABLE
Schedule of taxes payable

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
VAT payable	¥193,484	¥718,735	$105,929
Income tax payable	440,030	440,030	64,852
Other taxes payable	162,115	322,543	47,537
Total taxes payable	¥795,629	¥1,481,308	$218,318